Prepaid Sales	12 Months Ended
Dec. 31, 2019
Disclosure of deferred income [Abstract]
Prepaid Sales
Prepaid Sales

In March 2016, the Company entered into Prepaid Sales transactions totalling $120 million, for the delivery of 103,266 ounces, with its RCF Bank Syndicate. During the year ended December 31, 2017, the Company entered into further Prepaid Sales contracts totalling $30 million for delivery of 25,282 ounces of gold. The Prepaid Sales, in the form of metal sales forward contracts, allowed the Company to deliver pre-determined volumes of gold on agreed future delivery dates in exchange for an upfront cash pre-payment. The full amount of the proceeds was recorded as a Prepaid Sales liability at the time of the transaction. Settlement is in the form of physical deliveries of unallocated gold from any of the Company’s mines.

During the year ended December 31, 2019, the Company delivered 25,282 ounces (2018 - 51,633 ounces) into contracts valued at $30 million (2018 - $60 million). As the Company physically delivered ounces into the contracts, the portion of the Prepaid Sales relating to the delivered ounces was recognized as gold revenue in the Consolidated Statement of Operations.

As at December 31, 2019, the Company had delivered into all of its Prepaid sales contracts and had no contracts outstanding.